Income Taxes	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12 - Income Taxes

The income tax provision consisted of the following:
	2017	2016	2015

Current income tax expense	$-	$(776,109)	$2,876,710
Deferred taxation	-	(26,518)	852,528
	$-	$(802,627)	$3,729,238

The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:
	2017	2016	2015

Income (loss) before income taxes	$(28,427,244)	$(7,558,230)	$5,135,757

Income tax computed at statutory EIT rate (25%)	(7,106,811)	(1,889,558)	1,283,939
Effect of different tax rates available to different jurisdictions	-	-	123,830
Non-deductible expenses	6,290,595	1,086,931	1,976,633
Change in valuation allowance and others	816,216	-	344,836
Income tax expenses	$-	$(802,627)	$3,729,238

Deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carryforwards. Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of June 30, 2017 and 2016 are presented below:
	2017	2016
Current portion:
Operating loss carryforward	$207,868	$207,868
Accrued receivable	402,605	483,896
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(633,409)	(667,851)
Net deferred tax (liabilities) assets	$(22,936)	$23,913